Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 02, 2022
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2022
Prospectus Date	rr_ProspectusDate	May 02, 2022
Akros Monthly Payout ETF | Akros Monthly Payout ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPAY